LONG-TERM INVESTMENTS - Cost method investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
LONG-TERM INVESTMENTS
Cost method investments		¥ 23,750		$ 4,611	¥ 30,000
Impairment losses	¥ 0	¥ 0	¥ 0